Commitments and Contingencies	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Commitments and Contingencies
Environmental matters
We are subject to federal and state laws and regulations relating to the protection of the environment. Environmental risk is inherent to natural gas pipeline and processing operations and we could, at times, be subject to environmental cleanup and enforcement actions. We attempt to manage this environmental risk through appropriate environmental policies and practices to minimize any impact our operations may have on the environment.
Commitments and contractual obligations
Future non-cancellable commitments related to certain contractual obligations as of March 31, 2013 are presented below:

	Payments Due by Period (in thousands)
	Total	2013	2014	2015	2016	2017	Thereafter
Operating leases and service contracts	$2,210	$317	$447	$420	$176	$140	$710
Asset retirement obligations	8,329	—	—	—	7,867	—	462
Total	$10,539	$317	$447	$420	$8,043	$140	$1,172

Total expenses related to operating leases, asset retirement obligations, land site leases and right-of-way agreements were:

	Three Months Ended
	March 31,
	2013	2012
	(in thousands)
Operating leases	$219	$205
Asset retirement obligation	10	6
	$229	$211